SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Share-based payments
Summary of share-based compensation recorded during the year

	Year ended December 31
Share based payments expense	2020	2019
Stock options (note 16(a))	$1,635	$1,430
Restricted share units (note 16(b))	545	418
Deferred share units (note 16(c))	213	276
Bonus shares (note 16(d))	130	429
Share based payments expense	$2,523	$2,553

Stock options
Share-based payments
Summary of status of share option plan and changes during the year

	2020		2019
		Weighted		Weighted
		average		average
Stock options outstanding	Number	exercise price	Number	exercise price
Beginning of year	9,917,336	C$1.20	9,124,005	C$1.23
Granted	2,233,438	2.91	2,199,322	1.08
Exercised	(2,112,103)	1.15	(1,358,491)	1.16
Expired, forfeited or cancelled	(78,744)	1.17	(47,500)	1.48
End of year	9,959,927	C$1.60	9,917,336	C$1.20
Vested, end of year	7,774,007	C$1.39	7,229,622	C$1.22

Summary of weighted average assumptions used in computing the fair value of stock options using the Black-Scholes option pricing model

	2020	2019
Number granted	2,233,438	2,199,322
Grant date fair value	C$2,729	C$1,049
Weighted average of assumptions used:
Expected volatility	48%	49%
Expected life	5 years	5 years
Canadian dollar risk free interest rate	0.5%	1.5%
Dividends	nil	nil

Summary of information about share options outstanding and exercisable

	Exercise	Remaining life		Number
Expiry date	price (C$)	(years)	Number	vested
January 27, 2021	0.15	0.1	225,000	225,000
January 27, 2021	0.81	0.1	39,900	39,900
June 23, 2022	1.39	1.5	2,310,000	2,310,000
May 31, 2023	1.25	2.4	980,000	980,000
June 27, 2023	1.25	2.5	1,012,014	1,012,014
September 10, 2023	1.25	2.7	100,000	100,000
November 13, 2023	1.30	2.9	1,000,000	1,000,000
March 29, 2024	1.06	3.2	1,850,227	1,226,818
May 15, 2024	1.00	3.4	117,450	78,300
August 13, 2024	1.65	3.6	103,212	68,808
March 25, 2025	2.21	4.2	1,022,124	333,166
April 16, 2025	2.39	4.3	600,000	200,000
April 20, 2025	2.58	4.3	50,000	16,667
July 1, 2025	3.82	4.5	300,000	100,000
August 24, 2025	6.03	4.6	200,000	66,667
September 1, 2025	5.80	4.7	50,000	16,667
Total number of stock options			9,959,927	7,774,007

	Exercise	Remaining life		Number
Expiry date	price (C$)	(years)	Number	vested
November 27, 2020	0.15	0.9	550,000	550,000
December 3, 2020	0.81	0.9	76,000	76,000
June 23, 2022	1.39	2.5	3,465,000	3,465,000
May 31, 2023	1.25	3.4	1,050,000	700,000
June 27, 2023	1.25	3.5	1,427,014	938,848
September 10, 2023	1.25	3.7	150,000	100,000
November 13, 2023	1.30	3.9	1,000,000	666,667
March 29, 2024	1.06	4.2	1,978,660	659,553
May 15, 2024	1.00	4.4	117,450	39,150
August 13, 2024	1.65	4.6	103,212	34,404
Total number of stock options			9,917,336	7,229,622

Restricted share units
Share-based payments
Summary of information about number of units of other equity instruments and their weighted average fair value
Number of RSUs outstanding:	2020	2019
Outstanding, January 1	1,014,972	368,000
Awarded	320,447	849,639
Vested and settled	(414,063)	(202,667)
Vested but not yet settled at reporting date	—	—
Outstanding, December 31	921,356	1,014,972

		Number vesting in the year
Number of RSUs outstanding:	Total	2020	2021	2022	2023
Outstanding, December 31, 2019	1,014,972	365,881	365,880	283,211	—
Outstanding, December 31, 2020	921,356	—	448,607	365,935	106,814

Deferred share units
Share-based payments
Summary of information about number of units of other equity instruments and their weighted average fair value

Number of DSUs outstanding:	2020	2019
Outstanding, January 1	508,780	180,000
Awarded and vested immediately	135,745	328,780
Settled	—	—
Outstanding, December 31	644,525	508,780
Of which, number of DSUs vested at December 31	644,525	508,780

Bonus shares
Share-based payments
Summary of information about number of units of other equity instruments and their weighted average fair value

Number of bonus shares outstanding:	2020	2019
Outstanding, January 1	1,500,000	1,500,000
Vested and issued during the year	(1,000,000)	—
Outstanding, December 31	500,000	1,500,000
Vested, end of year	500,000	—